Acquisitions (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Feb. 28, 2011 EMV [Member]	Jul. 31, 2010 Crissair, Inc. [Member]	Sep. 03, 2010 Xtensible Solutions, Inc. [Member]	Sep. 21, 2009 Firetide, Inc. [Member]	Jul. 02, 2009 Complus Systems Pvt Ltd. [Member]
Business Acquisition [Line Items]
Purchase price		$ 5	$ 27	$ 4
Goodwill as a result of the transaction		4.8	9.0	15.0
Trade names			4.3
Amortizable identifiable intangible assets			7.4
Gain recorded in other (income) expenses, net	7.6
Minority equity interest acquired					4
Assets acquired for cash						$ 1.2